COVER	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	Abacus Life, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1210472
Entity Address, Address Line One	2101 Park Center Drive
Entity Address, Address Line Two	Suite 170
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32835
City Area Code	800
Local Phone Number	561-4148
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001814287
Amendment Flag	false
Entity Primary SIC Number	6282
Business Contact
Document Information [Line Items]
Contact Personnel Name	Jay J. Jackson
Entity Address, Address Line One	2101 Park Center Drive
Entity Address, Address Line Two	Suite 170
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32835
City Area Code	800
Local Phone Number	561-4148